Segmented Information - Schedule of Segmented Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Operating Segments [Line Items]
Metal revenues	$ 105,162	$ 123,873
Production costs	(69,818)	(74,717)
Depreciation and depletion	(4,641)	(14,299)
Corporate and administrative expenses	(8,637)	(7,607)
Impairment reversal of mineral properties and other assets		23,699
Other		(13,593)
Earnings from operations	22,066	37,356
Capital expenditures	38,328	18,979
Total assets	235,635	170,843
Total liabilities	39,050	27,757
Operating Segments | San Francisco Mine
Disclosure Of Operating Segments [Line Items]
Metal revenues	105,162	123,873
Production costs	(69,818)	(74,717)
Depreciation and depletion	(4,641)	(14,299)
Corporate and administrative expenses	(2,047)	(2,085)
Impairment reversal of mineral properties and other assets		23,699
Earnings from operations	28,656	56,471
Capital expenditures	20,909	5,647
Total assets	89,612	64,008
Total liabilities	33,577	22,249
Operating Segments | Ana Paula Project
Disclosure Of Operating Segments [Line Items]
Capital expenditures	17,256	13,154
Total assets	107,196	88,427
Total liabilities	3,028	1,791
Other
Disclosure Of Operating Segments [Line Items]
Corporate and administrative expenses	(6,590)	(5,522)
Other		(13,593)
Earnings from operations	(6,590)	(19,115)
Capital expenditures	163	178
Total assets	38,827	18,408
Total liabilities	$ 2,445	$ 3,717